Subsequent Events (Details) - Forecast [Member] - List on Nasdaq Capital Market [Member] $ / shares in Units, $ in Millions	1 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Subsequent Events [Line Items]
Ordinary shares issued | shares	1,500,000
Price per share | $ / shares	$ 4
Net proceeds | $	$ 5.4
Underwriting discounts, commissions and other offering expense | $	$ 0.6
Ordinary shares outstanding | shares	21,500,000
Ordinary shares par value | $ / shares	$ 0.00025